Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 35,433	$ 35,370
Bad debt and allowance for loan losses	10,727	6,397
Partnership losses	10,663	11,085
Intangible asset amortization	10,741	4,728
Accrued legal settlements	7,403	27,320
Accrued legal settlements	7,093	20,446
Accrued other liabilities	6,271	7,452
Accrued incentive compensation	5,029	10,037
Tax residuals and deferred income on tax residuals	4,021	3,963
Delinquent servicing fees	3,591	36,480
Stock-based compensation expense	3,431	2,956
Foreign deferred assets	2,568	2,802
Accrued lease termination costs	1,831	1,085
Capital losses	1,464	843
Valuation allowance on real estate	1,007	767
Interest rate swaps	494	743
Other	5,606	10,560
Deferred Tax Assets, Gross	117,373	183,034
Deferred tax liabilities:
Mortgage servicing rights amortization	14,696	51,619
Foreign undistributed earnings	6,249	0
Other	76	80
Deferred Tax Liabilities, Gross	21,021	51,699
Deferred Tax Assets (Liability), Gross	96,352	131,335
Valuation allowance	(19,365)	(15,764)
Deferred tax assets, net	$ 76,987	$ 115,571